CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating activities:
Net income (loss)	¥ (2,204)	$ (338)	¥ 1,761	¥ 727
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Share-based compensation	122	19	110	83
Depreciation and amortization	1,362	208	991	891
Amortization of issuance cost of convertible senior notes and upfront fee of bank borrowings	83	13	28	28
Deferred taxes	(553)	(84)	(38)	(91)
Credit loss	65	10	21	10
Deferred rent				140
Loss (gain) from disposal of property and equipment	1	0	(10)	0
Impairment loss	709	109	13	35
Loss from equity method investments, net of dividends	145	22	213	157
Investment loss (income)	108	17	(477)	1,009
Interest accretion for finance lease	27	4
Noncash lease expense	2,063	316	2,235
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	35	5	(34)	(36)
Prepaid rent				(283)
Inventories	0	0	(17)	(14)
Amounts due from related parties	(14)	(2)	32	(32)
Other current assets	(147)	(23)	(80)	(56)
Other assets	(86)	(13)	(175)	(32)
Accounts payable	31	5	(1)	11
Amounts due to related parties	20	3	17	38
Salary and welfare payables	(46)	(7)	(28)	91
Deferred revenue	(52)	(8)	279	114
Accrued expenses and other current liabilities	445	68	408	140
Operating lease liabilities	(1,640)	(251)	(2,036)
Income tax payable	94	14	(35)	48
Other long-term liabilities	41	6	116	71
Net cash provided by operating activities	609	93	3,293	3,049
Investing activities:
Purchases of property and equipment	(1,745)	(267)	(1,527)	(1,115)
Purchases of intangibles	(28)	(4)	(5)	(4)
Purchases of land use rights	(3)	(1)	(3)	(76)
Amount received as a result of government zoning			13	7
Acquisitions, net of cash received	(5,060)	(775)	(244)	(496)
Proceeds from disposal of subsidiary and branch, net of cash disposed	4	1	2	8
Purchases of short term and long term investments	(1,702)	(261)	(328)	(4,959)
Proceeds from maturity/sale and return of long-term investments	396	61	2,002	177
Payment for shareholder loan to equity investees	(15)	(2)	(87)	(7)
Collection of shareholder loan from equity investees	15	2	88
Payment for the origination of loan receivables	(130)	(20)	(454)	(313)
Proceeds from collection of loan receivables	167	26	258	433
Net cash (used in) investing activities	(8,101)	(1,240)	(285)	(6,345)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering	6,018	922
Ordinary share issuance costs	(32)	(5)
Net proceeds from issuance of ordinary shares upon exercise of options	1	0	14	14
Proceeds from short-term bank borrowings	1,658	254	2,214	928
Repayment of short-term bank borrowings	(1,993)	(306)	(1,902)	(128)
Proceeds from long-term bank borrowings	1,652	253	13,176	4,275
Repayment of long-term bank borrowings	(9,163)	(1,405)	(6,760)	(799)
Funds advanced from noncontrolling interest holders	14	2	2	36
Repayment of funds advanced from noncontrolling interest holders	(9)	(1)	(19)	(8)
Acquisitions of noncontrolling interest	(98)	(16)	(39)	(84)
Proceeds from amounts due to related parties				103
Repayment of amounts due to related parties				(113)
Contribution from noncontrolling interest holders	10	2	22	29
Proceeds from long-term finance liabilities (failed sale and leaseback "failed SLB")	83	13
Repayment of long-term finance liabilities (failed SLB)	(42)	(6)
Dividends paid to noncontrolling interest holders	(4)	(1)	(5)	(5)
Dividends paid	(678)	(104)	(658)
Proceeds from issuance of convertible senior notes	3,499	536
Direct financing costs paid	(10)	(1)
Principal payments of finance lease	(23)	(3)
Net cash provided by financing activities	883	134	6,045	4,248
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(300)	(45)	62	(24)
Net increase in cash, cash equivalents and restricted cash	(6,909)	(1,058)	9,115	928
Cash, cash equivalents and restricted cash at the beginning of the year	13,999	2,145	4,884	3,956
Cash, cash equivalents and restricted cash at the end of the year	7,090	1,087	13,999	4,884
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	476	73	414	239
Income taxes paid	238	36	712	613
Cash paid for amounts included in the measurement of operating lease liabilities	3,309	507	2,905
Cash paid for amounts included in the measurement of finance lease liabilities	63	10
Non-cash right-of-use assets obtained in exchange for operating lease liabilities	1,422	218	4,176
Non-cash right-of-use assets obtained in exchange for finance lease liabilities	270	41
Non-cash right-of-use assets obtained in acquisition for operating lease	8,645	1,325	22
Non-cash right-of-use assets obtained in acquisition for finance lease	1,794	275
Non-cash lease liabilities obtained in acquisition for operating lease	8,849	1,356
Non-cash lease liabilities obtained in acquisition for finance lease	2,187	335
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	736	113	963	688
Consideration payable for business acquisition			16	40
Purchase of intangible assets included in payables	5	1	3	5
Reimbursement of government zoning included in receivables	¥ 2	$ 0
Cash dividends declared in payables			¥ 678	¥ 658